Condensed unaudited interim consolidated statements of operations and comprehensive loss - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022
Revenue
Licensing (Note 3)	$ 480,203	$ 0	$ 806,546	$ 0
Other revenue	0	0	0	16,978
Total Revenue	480,203	0	806,546	16,978
Expenses
Research and development	377,507	956,851	825,673	1,434,408
Selling, general and administrative	93,504	243,501	232,339	504,359
Depreciation (Note 4)	40,547	51,479	81,289	102,957
Total operating expenses	511,558	1,251,831	1,139,301	2,041,724
Loss from operations	(31,355)	(1,251,831)	(332,755)	(2,024,746)
Net foreign exchange gain	29,122	(15,357)	25,544	(22,851)
Interest expense	(51,888)	(73,466)	(102,648)	(174,029)
Gain on disposal of assets	0	500,000	0	500,000
Net loss and comprehensive loss	$ (54,121)	$ (840,654)	$ (409,859)	$ (1,721,626)
Loss per common share, basic and diluted	$ (0.002)	$ (0.03)	$ (0.01)	$ (0.05)
Weighted average number of common shares outstanding, basic and diluted	33,092,665	33,092,665	33,092,665	33,092,665